Franchise arrangements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Franchise Arrangements [Line Items]
Property and equipment, net	$ 1,119,885	$ 856,085
Land	136,195	134,407
Property and equipment under franchise arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	109,642	98,067
Land	$ 27,160	$ 25,213
Initial franchise fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years